Related Party Debt Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Related Party Debt Agreements

NOTE 4 - RELATED PARTY DEBT AGREEMENTS

Short-term loans

Esenjay Loan

On March 9, 2020, the Company and Esenjay entered into a certain convertible promissory note (“Esenjay Convertible Note”) pursuant to which Esenjay provided the Company with a loan in the principal amount of $750,000 (the “Esenjay Loan”). The Esenjay Convertible Note bears an interest rate of 15.0% per annum and is due on the earlier of: (i) June 30, 2020, unless extended pursuant to the terms thereunder, or (ii) an occurrence of an event of default. The outstanding obligations under the Esenjay Convertible Note are convertible into shares of common stock of the Company at the cash price per share of the equity securities paid by purchasers in the offering at any time upon consummation of an offering of equity securities of at least $1,000,000 before the maturity date. The outstanding principal balance of the Esenjay Loan as of March 31, 2020 was $750,000.

Cleveland Loan

On July 3, 2019, the Company entered into a loan agreement with Cleveland, pursuant to which Cleveland agreed to loan the Company $1,000,000 (the “Cleveland Loan”). In connection with the Cleveland Loan, on July 3, 2019, the Company issued Cleveland an unsecured short-term promissory in the amount of $1,000,000 (the “Unsecured Promissory Note”). The Unsecured Promissory Note bears an interest rate of 15.0% per annum and was originally due on September 1, 2019, unless repaid earlier from a percentage of proceeds from certain identified accounts receivable. In connection with the Cleveland Loan, the Company issued Cleveland a three-year warrant (the “Cleveland Warrant”) to purchase the Company’s common stock in a number equal to one-half percent (0.5%) of the number of shares of common stock outstanding after giving effect to the total number of shares of common stock to be sold in a contemplated public offering and with an exercise price equal to the per share public offering price. Effective September 1, 2019, the Company entered into that certain First Amendment to the Unsecured Promissory Note pursuant to which the maturity date was modified from September 1, 2019 to December 1, 2019 (the “Amendment”). In connection with the Amendment, the Company replaced the Cleveland Warrant with a certain Amended and Restated Warrant Certificate (the “Amended Warrant”). The Amended Warrant increased the warrant coverage from 0.5% to 1% of the number of shares of common stock outstanding after giving effect to the total number of shares of common stock sold in the next private or public offering (the “Offering”). In addition, the exercise price was also changed to equal the per share price of common stock sold in the Offering. Effective December 3, 2019, the Company entered into the Second Amendment to the Unsecured Promissory Note pursuant to which the maturity date was modified from December 1, 2019 to December 31, 2019. On December 31, 2019, the Company entered into the Third Amendment to the Unsecured Promissory Note pursuant to which the maturity date was modified from December 31, 2019 to March 31, 2020, and all accrued and unpaid interest as of December 31, 2019 was capitalized to the principal amount. On March 31, 2020, the Company entered into the Fourth Amendment to the Unsecured Promissory Note pursuant to which the maturity date was modified from March 31, 2020 to April 30, 2020, and all accrued and unpaid interest as of March 31, 2020 was capitalized to the principal amount. The outstanding principal balance of the Cleveland Loan as of March 31, 2020 was $1,115,000 (see Note 10).

Credit Facility

On March 22, 2018, Flux Power entered into a credit facility agreement with Esenjay with a maximum borrowing amount of $5,000,000. Proceeds from the credit facility were to be used to purchase inventory and related operational expenses and accrue interest at a rate of 15% per annum (the “Original Agreement”). The outstanding balance of the Original Agreement and all accrued interest was due and payable on March 31, 2019.

On March 28, 2019, Flux Power entered into an amended and restated credit facility agreement (“Amended and Restated Credit Facility Agreement”) with Esenjay and Cleveland (Cleveland and Esenjay, together with additional parties that may join as a lender, the “Lenders”) to amend and restate the terms of the Original Agreement in its entirety.

The Original Agreement was amended, among other things, to (i) increase the maximum principal amount available under line of credit from $5,000,000 to $7,000,000 (“LOC”), (ii) add Cleveland as additional lender to the LOC pursuant to which each lender has a right to advance a pro rata amount of the principal amount available under the LOC, (iii) extend the maturity date from March 31, 2019 to December 31, 2019, and (iv) to provide for additional parties to become a “Lender” under the Amended and Restated Credit Facility Agreement. In connection with the LOC, on March 28, 2019 the Company issued a secured promissory note to Cleveland (the “Cleveland Note”), and an amended and restated secured promissory note to Esenjay which amended and superseded the secured promissory note dated March 22, 2018 (“Esenjay Note” and together with the Cleveland Note and other secured promissory notes to Lenders (the “Notes”). The Notes were issued for the principal amount of $7,000,000 or such lesser principal amount advanced by the respective Lender under the Amended and Restated Credit Facility Agreement. The Notes bear an interest of fifteen percent (15%) per annum and a maturity date of December 31, 2019. On October 10, 2019, the Company entered into a Second Amended and Restated Credit Facility Agreement and pursuant to which the Company further amended its line of credit and Notes to increase the maximum principal amount available under line of credit from $7,000,000 to $10,000,000. On December 31, 2019, the Company further amended the Notes to (i) increase the maximum principal amount available under line of credit from $10,000,000 to $12,000,000, (ii) capitalize all accrued and unpaid interest to the principal amount as of December 31, 2019, and (iii) extend the maturity date from December 31, 2019 to June 30, 2020. In addition, on December 31, 2019, the Company granted a right to each of the Lenders to convert their respective Note under the LOC into shares of the Company’s common stock at any time after the close of the next financing of the Company of at least $1,000,000 on or after December 31, 2019, and on or before the maturity date. The outstanding principal balance as of March 31, 2020 was $11,591,000 of which Esenjay has $6,566,000 outstanding, Cleveland has $2,204,000 outstanding, and other six (6) other lenders have an aggregate of $2,821,000 outstanding.

To secure the obligations under the Notes, Flux Power entered into an Amended and Restated Security Agreement dated March 28, 2019 with the Lenders (as amended, the “Amended Security Agreement”). The Amended Security Agreement amends and restates the Guaranty and Security Agreement dated March 22, 2018 by and between Esenjay and the Company, and added Cleveland and other Lenders as additional secured parties to the Amended Security Agreement and appointing Esenjay as collateral agent.

NOTE 8 - RELATED PARTY DEBT AGREEMENTS

Esenjay Credit Facilities

Between October 2011 and September 2012, the Company entered into three debt agreement with Esenjay. Esenjay is deemed to be a related party as Mr. Michael Johnson, the beneficial owner and director of Esenjay is a current member of our board of directors and a major stockholder of the Company (owning approximately 61.4% of our outstanding common shares as of June 30, 2019). The three debt agreements consisted of a Bridge Loan Promissory Note, a Secondary Revolving Promissory Note and an Unrestricted Line of Credit (collectively, the “Loan Agreements”). On December 31, 2015, the Bridge Loan Promissory Note and the Secondary Revolving Promissory Note expired leaving the Unrestricted Line of Credit, available for future draws.

The Unrestricted Line of Credit had a maximum borrowing amount of $10,000,000, was convertible at a rate of $6.00 per share, bore interest at 8% per annum and was converted to the Company’s common stock on October 31, 2018 prior to maturity on January 31, 2019.

On March 22, 2018, Flux Power entered into a credit facility agreement with Esenjay with a maximum borrowing amount of $5,000,000. Proceeds from the credit facility were to be used to purchase inventory and related operational expenses and accrue interest at a rate of 15% per annum (the “Inventory Line of Credit”). The outstanding balance of the Inventory Line of Credit and all accrued interest was due and payable on March 31, 2019. Funds received from Esenjay since December 5, 2017 were transferred to the Inventory Line of Credit resulting in $2,405,000 outstanding as of June 30, 2018. This credit facility was amended on March 28, 2019 (see Amended Credit Facility).

On October 31, 2018, the Company entered into an Early Note Conversion Agreement (the “Early Note Conversion Agreement”) with Esenjay, pursuant to which Esenjay agreed to immediately exercise its conversion rights under the Unrestricted and Open Line of Credit, dated September 24, 2012 to convert the outstanding principal amount of $7,975,000 plus accrued and unpaid interest of $1,041,280 for 1,502,714 shares of the Company’s common stock. The Early Note Conversion Agreement had an induced conversion which included issuance of 26,802 additional shares of common stock. The Company followed FASB ASC Topic No.470, Debt to record the early conversion of debt to equity and recorded as interest expense at the stock’s fair value of $466,351 at October 31, 2018.

As of June 30, 2019 and 2018, the Company had approximately $571,000 and $1,014,000, respectively of accrued interest associated with such credit facilities.

Stockholder Convertible Promissory Note

On April 27, 2017, we formalized an oral agreement for advances totaling $500,000, received from a stockholder (“Stockholder”) into a written Convertible Promissory Note (the “Convertible Note”). Borrowings under the Convertible Note accrue interest at 12% per annum, with all unpaid principal and accrued interest due and payable on October 27, 2018. In addition, at the election of Stockholder, all or any portion of the outstanding principal, accrued but unpaid interest and/or late charges under the Convertible Note may be converted into shares of the Company’s common stock at a conversion price of $12.00 per share; provided, however, the Stockholder shall not have the right to convert any portion of the Convertible Note to the extent that the Stockholder would beneficially own in excess of 5% of the total number of shares of common stock outstanding immediately after giving effect to the issuance of shares of common stock issuable upon conversion of the Convertible Note.

On October 25, 2018, the Company and the Stockholder entered into an amendment to the Convertible Promissory Note. The amendment (i) extended the maturity date of the Convertible Note from October 27, 2018 to February 1, 2019 and (ii) allowed for the automatic conversion of the Convertible Note immediately following the full conversion of the line of credit granted by Esenjay to the Company under the Esenjay Loan into shares of Common Stock of the Company. As a result of the Early Note Conversion Agreement on October 31, 2018, the Shareholder Convertible Note of $500,000 plus accrued interest of $102,510 automatically converted into 50,210 shares of common stock.

Stockholder Short Term Lines of Credit

On October 26, 2018, the Company entered into a credit facility agreement with Cleveland Capital, L.P., a Delaware limited partnership (“Cleveland”), our minority stockholder, pursuant to which Cleveland agreed to make available to the Company a line of credit (“Cleveland LOC”) in a maximum principal amount at any time outstanding of up to $2,000,000 with a maturity date of December 31, 2018. The Cleveland LOC had an origination fee of $20,000, which represents 1% of the Cleveland LOC, and carries a simple interest of 12% per annum. Interest is calculated on the basis of the actual daily balances outstanding under the Cleveland LOC. The Cleveland LOC was repaid on December 27, 2018.

On October 31, 2018, the Company entered into a credit facility agreement with a shareholder, (“Investor”), pursuant to which Investor agreed to make available to the Company a line of credit (“Investor LOC”) in a maximum principal amount at any time outstanding of up to Five Hundred Thousand Dollars ($500,000) with a maturity date of December 31, 2018. The Investor LOC had an origination fee in the amount of Five Thousand Dollars ($5,000), which represents one percent (1%) of the Investor LOC, and carries a simple interest of twelve percent (12%) per annum. Interest is calculated on the basis of the actual daily balances outstanding under the Investor LOC. The Investor LOC was repaid on December 28, 2018.

Amended Credit Facility

On March 28, 2019, the Company, entered into an amended and restated credit facility agreement (“Amended and Restated Credit Facility Agreement”) with Esenjay Investments, LLC, (“Esenjay”) and, Cleveland Capital, L.P., a Delaware limited partnership and a minority stockholder of the Company (“Cleveland” and Esenjay, together with additional parties that may join as a lender, the “Lenders”) to amend and restate the terms of the Credit Facility Agreement dated March 22, 2018 between the Company and Esenjay (the “Original Agreement”) in its entirety.

The Original Agreement was amended, among other things, to (i) increase the maximum principal amount available under line of credit from $5,000,000 to $7,000,000 (“LOC”), (ii) add Cleveland as additional lender to the LOC pursuant to which each lender has a right to advance a pro rata amount of the principal amount available under the LOC, (iii) extend the maturity date from March 31, 2019 to December 31, 2019, and (iv) to provide for additional parties to become a “Lender” under the Amended and Restated Credit Facility Agreement. In connection with the LOC, on March 28, 2019 the Company issued a secured promissory note to Cleveland (the “Cleveland Note”), and an amended and restated secured promissory note to Esenjay which amended and superseded the secured promissory note dated March 22, 2018 (“Esenjay Note” and together with the Cleveland Note, the “Notes”). The Notes were issued for the principal amount of $7,000,000 or such lesser principal amount advanced by the respective Lender under the Amended and Restated Credit Facility Agreement (the “Principal Amount”). The Notes bear an interest of fifteen percent (15%) per annum and a maturity date of December 31, 2019. The outstanding balance as of June 30, 2019 was $6,405,000. Esenjay has contributed $2,405,000, Cleveland $2,000,0000, Winn Exploration Co. $1,000,000, Otto Candies Jr. $500,000, Paul Candies $250,000 and Brett Candies $250,000. As of September 12, 2019, we had $595,000 under the LOC available for future draws with all parties combined.

To secure the obligations under the Notes, the Company entered into an amended and restated credit facility agreement dated March 28, 2019 with the Lenders (the “Amended Security Agreement”). The Amended Security Agreement amends and restates the Guaranty and Security Agreement dated March 22, 2018 by and between Cleveland as a secured party to the agreement and appointing Esenjay as collateral agent.